Recurring Fair Value Measurements - Summary of Change in Fair Value of Warrant Liabilities (Detail) - Fair Value, Recurring [Member] - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 28,806,800	$ 36,620,000
Change in valuation inputs or other assumptions	7,813,200	(19,303,681)
Ending balance	36,620,000	17,316,319
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	10,452,800	13,160,000
Change in valuation inputs or other assumptions	2,707,200	(8,399,840)
Ending balance	13,160,000	4,760,160
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	18,354,000	23,460,000
Change in valuation inputs or other assumptions	5,106,000	(14,904,000)
Ending balance	$ 23,460,000	8,556,000
GEM Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in valuation inputs or other assumptions		4,000,159
Ending balance		$ 4,000,159